INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017
Deferred tax assets and liabilities
Deferred tax assets	$ 134	$ 197	$ 197	[1]
Deferred tax liability	(141)	$ (180)	(180)	[1]
Net deferred tax liabilities	$ (7)				$ (40)
Net deferred tax assets			$ 17

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.